Mergers, Acquisitions and Disposals - Additional Information (Detail) - MXN ($) $ in Millions		12 Months Ended
	May 22, 2018	Dec. 31, 2018	Jun. 30, 2019	Aug. 16, 2018
Coca-Cola FEMSA [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, cash paid			$ 3,576
Business acquisition, percentage of voting equity interests acquired			100.00%
CCFPI [member] | Written put options [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest				51.00%
Abasa [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired		100.00%
Los Volcanes [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired		100.00%
MONRESA [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired		100.00%
Caffenio [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired	10.00%
Business acquisition, percentage of ownership interest of subsidiary	50.00%